Goodwill and Other Intangible Assets, Net - Estimated aggregate amortization expense (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2024	¥ 285,138
2025	279,186
2026	206,059
2027	60,292
2028	45,545
Thereafter	44,111
Net carrying amount, Intangible assets subject to amortization	¥ 920,331	¥ 403,305